Financial Instruments - Summary of Foreign Currency Denominated Assets and Liabilities (Detail) ₪ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Advances to joint ventures | $	$ 6,941
Cash | $	$ 32,634			$ 9,208	$ 3,464
Currency risk [member]
Disclosure Of Financial Instruments [Line Items]
Advances to joint ventures | $		$ 1,029
Cash			₪ 840
Sales taxes receivable			2,066
Accounts payable and other liabilities			1,083
Due to non-controlling interests			₪ 5,878